Consolidated Statements of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	€ 1,015,490	€ 1,146,316	€ 1,466,960
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation	(113,779)	8,063	(17,473)
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	(5,370)	214	(4,610)
Transfers to net income	(2,276)	(7,761)	51,963
Other comprehensive income, net of taxes	(121,425)	516	29,880
Total comprehensive income, net of taxes	894,065	1,146,832	1,496,840
Attributable to equity holders	€ 894,065	€ 1,146,832	€ 1,496,840